MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Revenues by Geographic Areas (Details) - Operating Segments [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Total	$ 32,577	$ 18,714
Israel [Member]
Total	11,035	6,184
Asia & Australia [Member]
Total	1,210	1,838
USA [Member]
Total	12,871	7,876
Latin America [Member]
Total	527	759
Europe [Member]
Total	3,615	379
Italy [Member]
Total	$ 3,319	$ 1,678